Segment Information (Details) - Schedule of assets and revenues major geographic regions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Information (Details) - Schedule of assets and revenues major geographic regions [Line Items]
Revenues	$ 151,976	$ 107,518	$ 76,434
Revenue percentage	100.00%	100.00%	100.00%
PRC [Member]
Segment Information (Details) - Schedule of assets and revenues major geographic regions [Line Items]
Revenues	$ 93,326	$ 66,160	$ 49,346
Revenue percentage	61.00%	62.00%	64.00%
India [Member]
Segment Information (Details) - Schedule of assets and revenues major geographic regions [Line Items]
Revenues	$ 17,805	$ 8,570	$ 4,988
Revenue percentage	12.00%	8.00%	7.00%
Russia [Member]
Segment Information (Details) - Schedule of assets and revenues major geographic regions [Line Items]
Revenues	$ 12,213	$ 5,671	$ 3,673
Revenue percentage	8.00%	5.00%	5.00%
Other countries [Member]
Segment Information (Details) - Schedule of assets and revenues major geographic regions [Line Items]
Revenues	$ 8,172	$ 2,254	$ 7,430
Revenue percentage	5.00%	2.00%	10.00%
Asia & Pacific [Member]
Segment Information (Details) - Schedule of assets and revenues major geographic regions [Line Items]
Revenues	$ 131,516	$ 82,655	$ 65,437
Revenue percentage	86.00%	77.00%	86.00%
United kingdom [Member]
Segment Information (Details) - Schedule of assets and revenues major geographic regions [Line Items]
Revenues	$ 11,386	$ 11,544	$ 668
Revenue percentage	7.00%	11.00%	1.00%
Other countries [Member]
Segment Information (Details) - Schedule of assets and revenues major geographic regions [Line Items]
Revenues	$ 8,156	$ 12,770	$ 10,011
Revenue percentage	6.00%	12.00%	13.00%
Europe [Member]
Segment Information (Details) - Schedule of assets and revenues major geographic regions [Line Items]
Revenues	$ 19,542	$ 24,314	$ 10,679
Revenue percentage	13.00%	23.00%	14.00%
Other [Member]
Segment Information (Details) - Schedule of assets and revenues major geographic regions [Line Items]
Revenues	$ 918	$ 549	$ 318
Revenue percentage	1.00%	0.00%	0.00%